Cover	Oct. 28, 2020	Oct. 01, 2020
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name		VERTIV HOLDINGS CO
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38518
Entity Tax Identification Number		81-2376902
Entity Address, Address Line One		1050 Dearborn Drive
Entity Address, City or Town		Columbus
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43085
City Area Code		614
Local Phone Number		888-0246
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Central Index Key		0001674101
Amendment Flag		false
Entity Ex Transition Period		false
Class A common stock, $0.0001 par value per share [Member]
Document Information [Line Items]
Title of 12(b) Security		Class A common stock, $0.0001 par value per share
Trading Symbol		VRT
Security Exchange Name		NYSE
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-third of one redeemable warrant to purchase one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and
Trading Symbol		VERT.U
Security Exchange Name		NYSE
Redeemable warrants to purchase Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Redeemable warrants to purchase Class A common stock
Trading Symbol		VRT WS
Security Exchange Name		NYSE